As filed with the Securities and Exchange Commission on October 1, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: July 31

Date of reporting period: August 1, 2017 – July 31, 2018

ITEM 1. REPORT TO STOCKHOLDERS.

ABR Funds

ABR Dynamic Blend Equity & Volatility Fund

ABR Dynamic Short Volatility Fund

Annual Report

July 31, 2018

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

A MESAGE TO OUR SHAREHOLDERS (Unaudited)
JULY 31, 2018

Dear Shareholder,

ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Blend Equity & Volatility Fund (“ABRVX” or the “Fund”) from August 1, 2017 through July 31, 2018. During this period, the Institutional Shares of the Fund returned +8.45%.

The investment objective of the Fund is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowing for investment purposes) in securities and instruments, including derivatives, that provide exposure to the constituents of the ABR Dynamic Blend Equity & Volatility Index Powered by Wilshire (“ABRVXX Index” or the “Index”). For purposes of this policy, the notional value of the Fund’s investments in derivative instruments that provide exposure to the constituents of the Index, may be counted toward satisfaction of the 80% policy. The Fund uses equities (via instruments that track the S&P 500® Total Return Index), equity volatility (via instruments that track the S&P 500® VIX Short-Term Futures Total Return Index – “SPVXSTR” Index), and cash (via cash instruments).

The Fund employs a rules-based strategy to determine an allocation among equities, equity volatility, and cash. The approach is designed to approximately match the allocations of the ABRVXX Index. The strategy’s exposure to volatility tends to increase in periods of relatively high volatility and decrease in periods of relatively low volatility. Although not guaranteed, these tendencies are designed to capture favorable volatility movements in turbulent markets while preserving positive performance during extended rising markets. If successful in this design, the strategy may serve as a useful source of diversification to equity markets over multiple market cycles.

During the past fiscal year, ABRVX gained 8.45%. Worth particular attention, in light of the strategy design described above, is the week of February 5 – 9, 2018. This was the week of “Volmageddon,” as it has come to be known in the media. During this week, the S&P 500 Index dropped 5.10% and volatility assets, measured by SPVXSTR, spiked 46.53%. ABRVX returned +6.03% in just this one week. This event demonstrated the strategy’s design in action and its diversifying value. Furthermore, it may serve as an indication of the strategy’s potential in longer-term, extended equity crises. As always, past performance is no guarantee of future results.

Overall, this past fiscal year was a very difficult time for many diversifying strategies. For example, the Morningstar Managed Futures Category Index (CSLABMF) was down 6.08%. ABRVX’s return of +8.45% and diversifying value described above were especially impressive in light of these conditions.

For more information on ABR Dynamic Funds, LLC, please visit our website: at www.abrfunds.com.

The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may be non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Future contracts have risks associated with index correlation, liquidity, default and margin. The Fund is not “actively” managed; passive management will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

ABR DYNAMIC SHORT VOLATILITY FUND

A MESAGE TO OUR SHAREHOLDERS (Unaudited)
JULY 31, 2018

Dear Shareholder,

ABR Dynamic Funds, LLC is pleased to review the performance of the ABR Dynamic Short Volatility Fund (“ABRSX” or the “Fund”) from inception (October 2, 2017) through July 31, 2018. During this period, the Institutional Shares of the Fund returned -21.24%.

The investment objective of the Fund is to seek long-term capital appreciation.

The Fund seeks to capitalize on the long-term historical downward trend of the price of CBOE Volatility Index (“VIX” Index) futures, while mitigating the effect of sudden price appreciation in VIX futures. The Fund will invest primarily in securities and derivative instruments for the purpose of gaining short exposure to VIX futures, long exposure to long-term U.S. Treasury bonds, and cash.

The Fund relies principally on a model to determine its allocations among short VIX futures, long U.S. treasuries, and cash. The model is measured by the ABR Enhanced Short Volatility Index Powered by Wilshire (“ABRXIV”). However, the Fund is not an index fund and may consider factors outside of the model when making investments decisions. In low volatility environments, the model typically targets a larger allocation to U.S. treasuries and a smaller allocation to short VIX futures. In medium volatility environments, the model typically targets a smaller allocation to U.S. treasuries and a larger allocation to short VIX futures. In high volatility environments, the model typically targets a smaller allocation to both, with a larger cash allocation. These targets are designed to facilitate the Fund Index’s intended capitalization on the long-term historical downward trend of VIX futures, while mitigating the loss from sudden spikes in VIX futures.

From inception through July 31, 2018, ABRSX lost 21.24%. Although it may sound odd to be pleased with a negative result, this performance was quite remarkable in light of the market conditions. On February 5, 2018, VIX futures spiked 96.11% as part of “Volmageddon,” as it has come to be known in the media. This event caused several other short volatility strategies to suffer catastrophic blowouts. However, in line with its targets, ABRSX significantly mitigated the loss of a sudden spike in VIX futures, losing only 30.24%. This loss of less than 1/3 the loss of VIX futures is analogous to an equity strategy which lost only 14% while the S&P 500 Index lost 45% in a crisis, which is quite impressive. Then, in only the short time from February 6 through the end of the fiscal year, ABRSX gained back 15.38%.

In short, the Fund weathered the massive, record spike in VIX futures and then quickly resumed capitalizing on the long-term historical downward trend of VIX futures, exactly as designed. As always, past performance is no guarantee of future results.

For more information on ABR Dynamic Funds, LLC, please visit our website at www.abrfunds.com.

The return on and value of an investment in the mutual fund will fluctuate in response to market movements. Investments are subject to market risks, such as rapid increase or decrease in an investment value or liquidity, fluctuations in price due to economic conditions and other factors beyond the control of the Adviser. As with any mutual fund, there are risks involved with investing in the Fund, including the possible loss of principal. Other risks specific to the Fund are detailed in the prospectus. The Fund may be non-diversified, and fluctuations in individual holdings will have a greater impact on the Fund’s performance. The Fund may also invest in derivative instruments, and a small investment could have a large potential impact on the performance of the Fund. Future contracts have risks associated with index correlation, liquidity, default and margin. The Fund is not “actively” managed; passive management will not otherwise take defensive positions in declining markets unless such positions are reflected in the Index.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

PERFORMANCE CHART AND ANALYSIS (Unaudited)
JULY 31, 2018

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Blend Equity & Volatility Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the “S&P 500”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.

Comparison of Change in Value of a $100,000 Investment

ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares vs. S&P 500 Index

Average Annual Total Returns Periods Ended July 31, 2018	One Year	Since Inception(1)
ABR Dynamic Blend Equity & Volatility Fund - Institutional Shares	8.45%	3.86%
ABR Dynamic Blend Equity & Volatility Fund - Investor Shares	7.67%	3.46%
S&P 500 Index	16.24%	12.65%

(1)	Institutional Shares commenced operations on August 3, 2015 and Investor Shares commenced operations on August 14, 2015. The return shown for the S&P 500 Index is as of August 3, 2015.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 4.74% and 13.94%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares, through November 30, 2019 (the “Expense Cap”). The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap, or (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current fund prices, please call (855) 422-4518.

ABR DYNAMIC SHORT VOLATILITY FUND

PERFORMANCE CHART AND ANALYSIS (Unaudited)
JULY 31, 2018

The following chart reflects the change in the value of a hypothetical $100,000 investment in Institutional Shares, including reinvested dividends and distributions, in the ABR Dynamic Short Volatility Fund (the “Fund”) compared with the performance of the benchmark, Citigroup 3-Month U.S. T-Bill Index, since inception. The Citigroup 3-Month U.S. T-Bill Index measures return equivalents of yield averages that are not marked to market and consists of the last three three-month Treasury bill month-end rates. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.

Comparison of Change in Value of a $100,000 Investment

ABR Dynamic Short Volatility Fund - Institutional Shares vs. Citigroup 3-Month U.S. T-Bill Index

Average Annual Total Returns Periods Ended July 31, 2018	Since Inception(1)
ABR Dynamic Short Volatility Fund - Institutional Shares	-21.24%
ABR Dynamic Short Volatility Fund - Investor Shares	-21.81%
Citigroup 3-Month U.S. T-Bill Index	1.23%

(1)	Institutional Shares commenced operations on October 2, 2017 and Investor Shares commenced operations on October 11, 2017. The return shown for the Citigroup 3-Month U.S. T-Bill Index is as of October 2, 2017.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Institutional Shares and Investor Shares are 6.06% and 6.31%, respectively. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.50% for Institutional Shares and 2.75% for Investor Shares, through November 30, 2019 (the “Expense Cap”). The adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current Expense Cap, or (ii) the Expense Cap in place at the time the fees/expenses were waived/reimbursed. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized. For the most recent month-end performance and current fund prices, please call (855) 422-4518.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2018

Value
Investments, at value - 0.0% (Cost $0)	$0
Other Assets & Liabilities, Net - 100.0%	25,273,219
Net Assets - 100.0%	$25,273,219

At July 31, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation (Depreciation)
31	CBOE VIX Future	08/22/18	$451,020	$436,325	$(14,695)
19	CBOE VIX Future	09/19/18	291,343	285,475	(5,868)
173	S&P 500 E-mini Future	09/21/18	24,096,265	24,367,915	271,650
			$24,838,628	$25,089,715	$251,087

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Other Financial Instruments*
Level 1 - Quoted Prices	$251,087
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$251,087

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation (depreciation) at year end.

The Level 1 value displayed in this table includes futures.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the year ended July 31, 2018.

PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
Other Assets & Liabilities, Net	100.0%
100.0%

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2018

Principal	Security Description	Rate	Maturity	Value
U.S. Government & Agency Obligations - 78.2%
U.S. Treasury Securities - 78.2%
$546,000	U.S. Treasury Bond	3.75%	11/15/43	$610,304
552,000	U.S. Treasury Bond	3.63	02/15/44	605,410
580,000	U.S. Treasury Bond	3.38	05/15/44	610,699
601,000	U.S. Treasury Bond	3.13	08/15/44	606,118
619,000	U.S. Treasury Bond	3.00	11/15/44	610,320
677,000	U.S. Treasury Bond	2.50	02/15/45	606,100
				3,648,951
Total U.S. Government & Agency Obligations (Cost $3,650,507)				3,648,951
Investments, at value - 78.2% (Cost $3,650,507)				$3,648,951
Other Assets & Liabilities, Net - 21.8%				1,018,164
Net Assets - 100.0%				$4,667,115

At July 31, 2018, the Fund held the following exchange traded futures contracts:

Contracts	Type	Expiration Date	Notional Contract Value	Value	Net Unrealized Appreciation
(38)	CBOE VIX Future	08/22/18	$(628,265)	$(534,850)	$93,415
(24)	CBOE VIX Future	09/19/18	(361,496)	(360,600)	896
			$(989,761)	$(895,450)	$94,311

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2018.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$–	$94,311
Level 2 - Other Significant Observable Inputs	3,648,951	–
Level 3 - Significant Unobservable Inputs	–	–
Total	$3,648,951	$94,311

*	Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation at period end.

The Level 1 value displayed in this table includes futures. The Level 2 value displayed in this table is U.S. Treasury Securities.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended July 31, 2018.

PORTFOLIO HOLDINGS (Unaudited)
% of Total Net Assets
U.S. Government & Agency Obligations	78.2%
Other Assets & Liabilities, Net	21.8%
100.0%

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2018

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
ASSETS
Investments, at value (Cost $0 and $3,650,507, respectively)	$–	$3,648,951
Cash	21,952,929	6,517
Deposits with broker	3,367,395	960,960
Receivables:
Fund shares sold	–	5
Interest	12,631	38,228
From investment adviser	–	26,018
Deferred offering costs	–	3,234
Prepaid expenses	12,577	10,179
Total Assets	25,345,532	4,694,092

LIABILITIES
Accrued Liabilities:
Investment adviser fees	36,810	–
Fund services fees	7,256	6,343
Other expenses	28,247	20,634
Total Liabilities	72,313	26,977

NET ASSETS	$25,273,219	$4,667,115

COMPONENTS OF NET ASSETS
Paid-in capital	$23,967,376	$4,242,298
Accumulated net realized gain	1,054,756	332,062
Net unrealized appreciation	251,087	92,755
NET ASSETS	$25,273,219	$4,667,115

SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	2,238,071	372,846
Investor Shares	141,837	225,764

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $23,782,511 and $2,909,359, respectively)	$10.63	$7.80
Investor Shares (based on net assets of $1,490,708 and $1,757,756, respectively)	$10.51	$7.79

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF OPERATIONS
YEAR OR PERIOD ENDED JULY 31, 2018

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund*
INVESTMENT INCOME
Interest income	$104,630	$41,454
Total Investment Income	104,630	41,454

EXPENSES
Investment adviser fees	381,023	53,442
Fund services fees	76,520	48,954
Transfer agent fees:
Institutional Shares	21,510	17,910
Investor Shares	21,510	17,910
Distribution fees:
Investor Shares	2,656	1,986
Custodian fees	5,000	4,201
Registration fees:
Institutional Shares	15,863	8,368
Investor Shares	14,404	8,817
Professional fees	27,995	19,223
Trustees' fees and expenses	2,635	1,364
Offering costs	–	16,167
Interest expense	5,574	3,499
Other expenses	48,280	13,557
Total Expenses	622,970	215,398
Fees waived and expenses reimbursed	(179,285)	(156,472)
Net Expenses	443,685	58,926

NET INVESTMENT LOSS	(339,055)	(17,472)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	–	(11,775)
Futures	1,648,851	365,149
Net realized gain	1,648,851	353,374
Net change in unrealized appreciation (depreciation) on:
Investments	–	(1,556)
Futures	183,022	94,311
Net change in unrealized appreciation (depreciation)	183,022	92,755
NET REALIZED AND UNREALIZED GAIN	1,831,873	446,129
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,492,818	$428,657

*	Commencement of operations was October 2, 2017.

See Notes to Financial Statements.

ABR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	ABR Dynamic Blend Equity & Volatility Fund		ABR Dynamic Short Volatility Fund

	For the Years Ended July 31,		October 2, 2017* through
	2018	2017	July 31, 2018
OPERATIONS
Net investment loss	$(339,055)	$(13,628)	$(17,472)
Net realized gain	1,648,851	396,802	353,374
Net change in unrealized appreciation (depreciation)	183,022	3,443	92,755
Increase in Net Assets Resulting from Operations	1,492,818	386,617	428,657

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain:
Institutional Shares	(614,001)	(20,450)	(3,686)
Investor Shares	(13,718)	(3,600)	(154)
Total Distributions to Shareholders	(627,719)	(24,050)	(3,840)

CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	13,258,596	14,047,277	2,938,401
Investor Shares	1,516,531	1,054,120	1,648,762
Reinvestment of distributions:
Institutional Shares	544,359	19,035	3,686
Investor Shares	13,718	3,600	154
Redemption of shares:
Institutional Shares	(6,212,030)	(483,947)	(239,841)
Investor Shares	(1,356,243)	(29,456)	(108,864)
Increase in Net Assets from Capital Share Transactions	7,764,931	14,610,629	4,242,298
Increase in Net Assets	8,630,030	14,973,196	4,667,115

NET ASSETS
Beginning of Period	16,643,189	1,669,993	–
End of Period	$25,273,219	$16,643,189	$4,667,115

SHARE TRANSACTIONS
Sale of shares:
Institutional Shares	1,251,061	1,416,514	397,754
Investor Shares	140,404	105,506	240,688
Reinvestment of distributions:
Institutional Shares	53,108	1,954	345
Investor Shares	1,346	371	14
Redemption of shares:
Institutional Shares	(580,788)	(49,556)	(25,253)
Investor Shares	(129,746)	(2,976)	(14,938)
Increase in Shares	735,385	1,471,813	598,610

*	Commencement of operations.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Years Ended July 31,		August 3, 2015 (a)
	2018	2017	Through July 31, 2016
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.12	$9.67	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.16)	(0.02)	0.00	(c)
Net realized and unrealized gain (loss)	1.00	0.59	(0.26	)(d)
Total from Investment Operations	0.84	0.57	(0.26)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	–	(0.02)
Net realized gain	(0.33)	(0.12)	(0.05)
Total Distributions to Shareholders	(0.33)	(0.12)	(0.07)
NET ASSET VALUE, End of Period	$10.63	$10.12	$9.67
TOTAL RETURN	8.45%	5.99%	(2.56	)%(e)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$23,783	$15,335	$1,410
Ratios to Average Net Assets: (f)
Net investment loss	(1.54)%	(0.21)%	(0.03	)%(g)
Net expenses	2.03%	2.00%	2.00	%(g)
Interest expenses	0.03%	–%	–	%(g)
Net expenses without interest expenses	2.00%	2.00%	2.00	%(g)
Gross expenses (h)	2.68%	4.63%	21.68	%(g)
PORTFOLIO TURNOVER RATE	0%	467%	739	%(e)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(e)	Not annualized.
(f)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(g)	Annualized.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC BLEND EQUITY & VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	For the Years Ended July 31,		August 14, 2015 (a)
	2018	2017	Through July 31, 2016
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.08	$9.65	$9.99
INVESTMENT OPERATIONS
Net investment loss (b)	(0.19)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	0.95	0.58	(0.26	)(c)
Total from Investment Operations	0.76	0.55	(0.27)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	–	(0.02)
Net realized gain	(0.33)	(0.12)	(0.05)
Total Distributions to Shareholders	(0.33)	(0.12)	(0.07)
NET ASSET VALUE, End of Period	$10.51	$10.08	$9.65
TOTAL RETURN	7.67%	5.79%	(2.70	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$1,491	$1,308	$260
Ratios to Average Net Assets: (e)
Net investment loss	(1.80)%	(0.29)%	(0.14	)%(f)
Net expenses	2.28%	2.25%	2.25	%(f)
Interest expenses	0.03%	–%	–	%(f)
Net expenses without interest expenses	2.25%	2.25%	2.25	%(f)
Gross expenses (g)	6.41%	13.83%	41.59	%(f)
PORTFOLIO TURNOVER RATE	0%	467%	739	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Not annualized.
(e)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.
(f)	Annualized.
(g)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	October 2, 2017 (a) Through July 31, 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)
Net realized and unrealized loss	(2.05	)(c)
Total from Investment Operations	(2.10)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.10)
Total Distributions to Shareholders	(0.10)
NET ASSET VALUE, End of Period	$7.80
TOTAL RETURN	(21.24	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$2,909
Ratios to Average Net Assets:
Net investment loss	(0.73	)%(e)
Net expenses	2.66	%(e)
Interest expenses	0.16	%(e)
Net expenses without interest expenses	2.50	%(e)
Gross expenses (f)	10.28	%(e)
PORTFOLIO TURNOVER RATE	748	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR DYNAMIC SHORT VOLATILITY FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout the period.

	October 11, 2017 (a) Through July 31, 2018
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$10.06
INVESTMENT OPERATIONS
Net investment loss (b)	(0.06)
Net realized and unrealized loss	(2.11	)(c)
Total from Investment Operations	(2.17)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.10)
Total Distributions to Shareholders	(0.10)
NET ASSET VALUE, End of Period	$7.79
TOTAL RETURN	(21.81	)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$1,758
Ratios to Average Net Assets:
Net investment loss	(0.95	)%(e)
Net expenses	2.91	%(e)
Interest expenses	0.16	%(e)
Net expenses without interest expenses	2.75	%(e)
Gross expenses (f)	9.55	%(e)
PORTFOLIO TURNOVER RATE	748	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Per share amount does not accord with the amount reported in the Statement of Operations due to the timing of Fund share sales and the amount per share of realized and unrealized gains and losses at such time.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2018

Note 1. Organization

ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund (individually, a “Fund” and collectively, the “Funds”) are non-diversified portfolios of Forum Funds II (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Each Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on August 3, 2015, and August 14, 2015, respectively, for the ABR Dynamic Blend Equity and Volatility Fund, and October 2, 2017 and October 11, 2017, respectively, for the ABR Dynamic Short Volatility Fund. The ABR Dynamic Blend Equity and Volatility Fund’s investment objective is to seek investment results that correspond generally to the performance, before the Fund’s fees and expenses, of a benchmark index that measures the investment returns of a dynamic ratio of large-capitalization stocks and the volatility of large-capitalization stocks. The ABR Dynamic Short Volatility Fund’s investment objective is to seek long-term capital appreciation.

Note 2. Summary of Significant Accounting Policies

The Funds are investment companies and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:

Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.

Each Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are not readily available or (2) the Adviser, as defined in Note 4, believes that the values available are unreliable. The Trust’s Valuation Committee, as defined in each Fund’s registration statement, performs certain functions as they relate to the administration and oversight of each Fund’s valuation procedures. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

The Valuation Committee may work with the Adviser to provide valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Valuation Committee performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical assets and liabilities.

Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2018

and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The aggregate value by input level, as of July 31, 2018, for each Fund’s investments is included in each Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized and discount is accreted using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

Notional amounts of each individual futures contract outstanding as of July 31, 2018, for each Fund, are disclosed in the Schedules of Investments.

Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.

Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of their taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund will file a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of July 31, 2018, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Funds' class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.

Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2018

claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.

Offering Costs – Offering costs for the ABR Dynamic Short Volatility Fund of $19,401 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the ABR Dynamic Short Volatility Fund.

Note 3. Cash – Concentration in Uninsured Account

For cash management purposes, each Fund may concentrate cash with each Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of July 31, 2018, the ABR Dynamic Blend Equity & Volatility Fund had $21,702,929 at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit.

Note 4. Fees and Expenses

Investment Adviser – ABR Dynamic Funds, LLC (the “Adviser”) is the investment adviser to the Funds. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 1.75% and 2.50% of the average daily net assets of the ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, respectively.

Distribution – Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 of the Act. Under the Plan, each Fund may pay the Distributor and/or any other entity as authorized by the Board a fee of up to 0.25% of each Fund’s average daily net assets of Investor Shares for providing distribution and/or shareholder services to the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) or their affiliates.

Other Service Providers – Atlantic provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Atlantic also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Atlantic services agreement, each Fund pays Atlantic customary fees for its services. Atlantic provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to each Fund, as well as certain additional compliance support functions.

Trustees and Officers – The Trust pays each Independent Trustee an annual fee of $16,000 ($21,000 for the Chairman) for service to the Trust. The Independent Trustees and Chairman may receive additional fees for special Board meetings. The Independent Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustees, including travel and related expenses incurred in attending Board meetings. The amount of Independent Trustees’ fees attributable to each Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.

Note 5. Expenses Reimbursed and Fees Waived

The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, proxy expenses and extraordinary expenses) to 2.00% for Institutional Shares and 2.25% for Investor Shares of the ABR Dynamic Blend Equity & Volatility Fund and 2.50% for Institutional Shares and 2.75% for Investor Shares of the ABR Dynamic Short Volatility Fund, through at least November 30, 2019. Other Fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended July 31, 2018, fees waived and expenses reimbursed were as follows:

	Investment Adviser Fees Waived	Investment Adviser Expenses Reimbursed	Other Waivers	Total Fees Waived and Expenses Reimbursed
ABR Dynamic Blend Equity & Volatility Fund	$148,341	$-	$30,944	$179,285
ABR Dynamic Short Volatility Fund	53,442	80,239	22,791	156,472

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2018

The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of July 31, 2018, $534,180 and $133,681 is subject to recapture by the Adviser for the ABR Dynamic Blend Equity and Volatility Fund and ABR Dynamic Short Volatility Fund, respectively. Other Waivers are not eligible for recoupment.

Note 6. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended July 31, 2018, were as follows:

	U.S. Government Obligations
	Purchases	Sales
ABR Dynamic Blend Equity & Volatility Fund	$–	$–
ABR Dynamic Short Volatility Fund	15,511,995	11,848,996

	Non-U.S. Government Obligations
	Purchases	Sales
ABR Dynamic Blend Equity & Volatility Fund	$–	$–
ABR Dynamic Short Volatility Fund	3,923	3,146

Note 7. Summary of Derivative Activity

The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. The total value of transactions for the period ended July 31, 2018, for any derivative type that was held is as follows:

	ABR Dynamic Blend Equity & Volatility Fund	ABR Dynamic Short Volatility Fund
Futures Contracts	$249,317,834	$14,279,560

Each Fund’s use of derivatives during the period ended July 31, 2018, was limited to futures contracts.

Realized and unrealized gains and losses on derivatives contracts during the period ended July 31, 2018, by each Fund are recorded in the following locations on the Statement of Operations:

ABR Dynamic Blend Equity & Volatility Fund

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$1,648,851
Total net realized gain (loss)	$1,648,851
Net change in unrealized appreciation (depreciation) on:
Futures	$183,022
Total net change in unrealized appreciation (depreciation)	$183,022

ABR Dynamic Short Volatility Fund

Location:	Equity Contracts
Net realized gain (loss) on:
Futures	$365,149
Total net realized gain (loss)	$365,149
Net change in unrealized appreciation (depreciation) on:
Futures	$94,311
Total net change in unrealized appreciation (depreciation)	$94,311

ABR FUNDS

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2018

Note 8. Federal Income Tax

As of July 31, 2018, the cost of investments and components of net unrealized appreciation (depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
ABR Dynamic Blend Equity & Volatility Fund	$0	$0	$0	$0
ABR Dynamic Short Volatility Fund	3,689,207	25,410	(65,666)	(40,256)

Distributions paid during the fiscal periods ended as noted were characterized for tax purposes as follows:

	Ordinary Income	Long-Term Capital Gain	Total
ABR Dynamic Blend Equity & Volatility Fund
2018	$234,658	$393,061	$627,719
2017	24,050	–	24,050
ABR Dynamic Short Volatility Fund
2018	687	3,153	3,840

As of July 31, 2018, distributable earnings (accumulated loss) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Depreciation	Total
ABR Dynamic Blend Equity & Volatility Fund	$373,673	$932,170	$–	$1,305,843
ABR Dynamic Short Volatility Fund	193,531	271,542	(40,256)	424,817

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures mark-to-market and wash sales.

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the period ended July 31, 2018. The following reclassifications were the result of partnership sales, K-1 income and net operating losses offsetting short-term gains, and have no impact on the net assets of the Funds.

	Undistributed Net Investment Income	Accumulated Net Realized Gain
ABR Dynamic Blend Equity & Volatility Fund	$339,055	$(339,055)
ABR Dynamic Short Volatility Fund	17,472	(17,472)

Note 9. Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management is currently evaluating the impact that ASU 2018-13 will have on the Funds' financial statements and related disclosures.

Note 10. Subsequent Events

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Board of Trustees of Forum Funds II and the Shareholders of

ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ABR Dynamic Blend Equity & Volatility Fund and ABR Dynamic Short Volatility Fund, each a series of shares of beneficial interest in Forum Funds II (the “Funds”), including the schedules of investments, as of July 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years and periods in the period August 3, 2015 (commencement of operations) through July 31, 2018 for the ABR Dynamic Blend Equity & Volatility Fund. In addition, we have audited the statements of operations and changes in net assets and the financial highlights for the period from October 2, 2017 (commencement of operations) through July 31, 2018 for the ABR Dynamic Short Volatility Fund. We have also audited the related notes (collectively we refer to the above statements and notes as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds presented as of July 31, 2018, and the results of their operations for the year or period then ended, the changes in their net assets for each of the years or period in the two-year period then ended and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2018 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Forum Funds II since 2013.

Philadelphia, Pennsylvania

September 26, 2018

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2018

Investment Advisory Agreement Approval

At the June 15, 2018 Board meeting (the “June meeting”), the Board, including the Independent Trustees, met in person and considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the ABR Dynamic Blend Equity & Volatility Fund (the “Advisory Agreement”). In preparation for the June meeting, the Board was presented with a range of information to assist in its deliberations. The Board requested and reviewed written responses from the Adviser to a letter circulated on the Board's behalf concerning the Adviser’s personnel, operations, financial condition, performance, compensation and services provided to the ABR Dynamic Blend Equity & Volatility Fund by the Adviser. During its deliberations, the Board received an oral presentation from the Adviser and discussed the materials with the Adviser, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), and, as necessary, with the Trust's administrator, Atlantic Fund Services. The Independent Trustees also met in executive session with Independent Legal Counsel while deliberating.

At the June meeting, the Board reviewed, among other matters, the topics discussed below.

Nature, Extent & Quality of Services

Based on written materials received and the presentation from personnel of the Adviser regarding the operations of the Adviser, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser with principal responsibility for the ABR Dynamic Blend Equity & Volatility Fund, as well as the investment philosophy and decision-making process of those professionals and the capability and integrity of the Adviser’s senior management and staff.

The Board considered also the adequacy of the Adviser’s resources and noted the Adviser’s representations that the firm is financially stable and has the operational capability and the necessary staffing and experience to continue providing quality investment advisory services to the ABR Dynamic Blend Equity & Volatility Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the approval of the Advisory Agreement, and other relevant considerations, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the ABR Dynamic Blend Equity & Volatility Fund under the Advisory Agreement.

Performance

The Board reviewed the performance of the ABR Dynamic Blend Equity & Volatility Fund compared to its primary benchmark and compared to independent peer groups of funds identified by Broadridge Financial Solutions, Inc. (“Broadridge”) believed to have characteristics similar to those of the ABR Dynamic Blend Equity & Volatility Fund. The Board observed that the ABR Dynamic Blend Equity & Volatility Fund underperformed its primary benchmark index, the S&P 500 Index, for the one-year period ended March 31, 2018 and for the period since the ABR Dynamic Blend Equity & Volatility Fund’s inception on August 3, 2015. The Board noted the Adviser’s representation that the primary benchmark index was not necessarily an optimal representative comparison of the ABR Dynamic Blend Equity & Volatility Fund’s performance due to the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy. At the Adviser’s request, the Board considered the ABR Dynamic Blend Equity & Volatility Fund’s performance against that of the CBOE Eurekahedge Long Volatility Index (the “Comparable Index”), which was believed by the Adviser to serve as a more representative comparative benchmark for the ABR Dynamic Blend Equity & Volatility Fund because the constituents of the Comparable Index employ investment strategies that take a net long view on implied volatility with a goal of positive absolute return, similar to the ABR Dynamic Blend Equity & Volatility Fund. The Board observed that the ABR Dynamic Blend Equity & Volatility Fund outperformed the Comparable Index for the one-year period ended March 31, 2018.

The Board also observed that the ABR Dynamic Blend Equity & Volatility Fund performed at the median of its Broadridge peers for the one-year period ended March 31, 2018. The Board noted the Adviser’s representation that the unique nature of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy resulted in a limited universe of peer funds and that the peer funds identified by Broadridge were not believed to provide an optimal comparison due to the peer funds’ low correlation to the holdings in the ABR Dynamic Blend Equity & Volatility Fund’s portfolio and the differences in the peer funds’ approaches to managing volatility in the investment strategies employed. At the request of the Adviser, the Board compared the performance of the ABR Dynamic Blend Equity & Volatility Fund to a group of funds identified by the Adviser as having characteristics more closely aligned to those of the ABR Dynamic Blend Equity & Volatility Fund (the “Comparable Peers”) and observed that the ABR Dynamic Blend Equity & Volatility Fund outperformed the Comparable Peers for the one-year period ended March 31, 2018. The Board also noted the Adviser’s representation that the ABR Dynamic Blend Equity & Volatility Fund performed in line with the Adviser’s expectations during the periods of heightened market

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2018

volatility in the first quarter of 2018, which demonstrated the effectiveness of the ABR Dynamic Blend Equity & Volatility Fund’s investment strategy during market volatility. Based on the foregoing and other relevant considerations, the Board concluded that the Adviser’s management of the ABR Dynamic Blend Equity & Volatility Fund could benefit the ABR Dynamic Blend Equity & Volatility Fund and its shareholders.

Compensation

The Board evaluated the Adviser’s compensation for providing advisory services to the ABR Dynamic Blend Equity & Volatility Fund and analyzed comparative information on actual advisory fee rates and actual total expenses of the ABR Dynamic Blend Equity & Volatility Fund’s Broadridge peer group. The Board noted that the Adviser’s actual advisory fee rate was less than the median of its Broadridge peers and the actual total expenses for the ABR Dynamic Blend Equity & Volatility Fund were higher than the median of its Broadridge peers. The Board noted the Adviser’s representation that the Broadridge peers were not the most optimal comparison from a fee and expense perspective and, at the Adviser’s request, the Board compared the fees and expense of the ABR Dynamic Blend Equity & Volatility Fund to the Comparable Peers, noting that the ABR Dynamic Blend Equity & Volatility Fund’s fees and expenses were each less than the median of the Comparable Peers. Based on the foregoing, and other relevant considerations, the Board concluded that the Adviser’s advisory fee rate to be charged to the ABR Dynamic Blend Equity & Volatility Fund was reasonable.

Cost of Services and Profitability

The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the ABR Dynamic Blend Equity & Volatility Fund. In this regard, the Board considered the Adviser’s resources devoted to the ABR Dynamic Blend Equity & Volatility Fund in the aggregate, as well as the Adviser’s discussion of the aggregate costs and profitability of its mutual fund activities. The Board noted the Adviser’s representation that it continued to waive its entire advisory fee as necessary to ensure the ABR Dynamic Blend Equity & Volatility Fund’s expenses did not exceed the contractual expense cap. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to management of the ABR Dynamic Blend Equity & Volatility Fund did not appear unreasonably high in light of the nature, extent and quality of the services provided by the Adviser.

Economies of Scale

The Board considered whether the ABR Dynamic Blend Equity & Volatility Fund would benefit from any economies of scale. In this respect, the Board noted that the Adviser did not have breakpoints in its advisory fee, and the Board further noted the Adviser’s discussions in this regard. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Advisory Agreement with respect to the ABR Dynamic Blend Equity & Volatility Fund.

Other Benefits

The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the ABR Dynamic Blend Equity & Volatility Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the ABR Dynamic Blend Equity & Volatility Fund were not a material factor in approving the continuation of the Advisory Agreement.

Conclusion

The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund/Trustee Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Proxy Voting Information

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2018

Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (855) 422-4518 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These filings are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expense Example

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees (for Investor Shares only) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2018 through July 31, 2018.

Actual Expenses - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
ABR Dynamic Blend Equity & Volatility Fund
Institutional Shares
Actual	$1,000.00	$983.35	$9.84	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99	2.00%
Investor Shares
Actual	$1,000.00	$978.59	$11.04	2.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.64	$11.23	2.25%
ABR Dynamic Short Volatility Fund
Institutional Shares
Actual	$1,000.00	$769.23	$10.97	2.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.40	$12.47	2.50%
Investor Shares
Actual	$1,000.00	$769.01	$12.06	2.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.16	$13.71	2.75%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365 to reflect the half-year period.

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2018

Federal Tax Status of Dividends Declared during the Fiscal Year

For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The Funds designate 100.00% of the income dividends as short-term capital gain dividends exempt from U.S. tax for foreign shareholders (QSD).

Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed, or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Each Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (855) 422-4518.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
Independent Trustees
David Tucker Born: 1958	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 2013	Director, Blue Sky Experience (a charitable endeavor), since 2008; Senior Vice President & General Counsel, American Century Companies (an investment management firm), 1998- 2008.	2	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Mark D. Moyer Born: 1959	Trustee; Chairman Audit Committee	Since 2013	Chief Financial Officer, Freedom House (a NGO advocating political freedom and democracy), since 2017; independent consultant providing interim CFO services, principally to non-profit organizations, 2011-2017; Chief Financial Officer, Institute of International Education (a NGO administering international educational exchange programs), 2008-2011; Chief Financial Officer and Chief Restructuring Officer, Ziff Davis Media Inc. (an integrated media company), 2005-2008; Adjunct Professor of Accounting, Fairfield University from 2009-2012.	2	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Jennifer Brown-Strabley Born: 1964	Trustee	Since 2013	Principal, Portland Global Advisors 1996-2010.	2	Trustee, Forum Funds; Trustee, Forum ETF Trust; Trustee, U.S. Global Investors Funds.
Interested Trustees(1)
Stacey E. Hong Born: 1966	Trustee	Since 2013	President, Atlantic since 2008	2	Trustee, Forum Funds, Trustee, U.S. Global Investors Funds.

ABR FUNDS

ADDITIONAL INFORMATION (Unaudited)

JULY 31, 2018

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Series in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee During Past Five Years
John Y. Keffer Born: 1942	Trustee	Since 2013	Chairman, Atlantic since 2008; Chairman, Forum Investment Advisors, LLC since 2011; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.	2	Trustee Forum ETF Trust; Trustee U.S. Global Investors Funds; Director, Wintergreen Fund, Inc.

(1)	Stacey E. Hong and John Y. Keffer are currently treated as an interested persons of the Trust, as defined in the 1940 Act, due to their affiliations with Atlantic. Atlantic and Forum Investment Advisors, LLC are subsidiaries of Forum Holdings Corp. I, a Delaware corporation that is wholly owned by Mr. Keffer.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Jessica Chase Born: 1970	President; Principal Executive Officer	Since 2015	Senior Vice President, Atlantic since 2008.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2013	Senior Vice President, Atlantic since 2008.
Zachary Tackett Born: 1988	Vice President; Secretary and Anti- Money Laundering Compliance Officer	Since 2014	Counsel, Atlantic since 2014; Intern Associate, Coakley & Hyde, PLLC, 2010-2013.
Timothy Bowden Born: 1969	Vice President	Since 2013	Manager, Atlantic since 2008.
Michael J. McKeen Born: 1971	Vice President	Since 2013	Senior Vice President, Atlantic since 2008.
Geoffrey Ney Born: 1975	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Todd Proulx Born: 1978	Vice President	Since 2013	Manager, Atlantic since 2013; Senior Fund Accountant, Atlantic, 2008-2013.
Carlyn Edgar Born: 1963	Chief Compliance Officer	Since 2013	Senior Vice President, Atlantic since 2008.

ABR FUNDS

FOR MORE INFORMATION:
P.O. Box 588
Portland, ME 04112
(855) 422-4518 (toll free)

INVESTMENT ADVISER
ABR Dynamic Funds, LLC
48 Wall Street
New York, NY 10005

TRANSFER AGENT
Atlantic Fund Services
P.O. Box 588
Portland, ME 04112
www.atlanticfundservices.com

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of its management, and other information.

227-ANR-0718

ITEM 2. CODE OF ETHICS.
(a)
As of the end of the period covered by this report, Forum Funds II (the "Registrant") has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the "Code of Ethics").

(c)	There have been no amendments to the Registrant's Code of Ethics during the period covered by this report.

(d)       There have been no waivers to the Registrant's Code of Ethics during the period covered by this report.

(e)        Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- "interested" Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the "Act")), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $14,000 in 2017 and $25,500 in 2018.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2017 and $0 in 2018.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $3,000 in 2017 and $6,000 in 2018.  These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs  (a) through (c) of this Item, were $0 in 2017 and $0 in 2018.

(e) (1) The Audit Committee reviews and approves in advance all audit and "permissible non-audit services" (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a "Series").  In addition, the Audit Committee reviews and approves in advance all "permissible non-audit services" to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant ("Affiliate"), by the Series' principal accountant if the engagement relates directly to the operations and financial reporting of the Series.  The Audit Committee considers whether fees paid by a Series' investment adviser or an Affiliate to the Series' principal accountant for audit and permissible non-audit services are consistent with the principal accountant's independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2017 and $0 in 2018.  There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant's investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.

(a)	Included as part of report to shareholders under Item 1.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	September 27, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	September 27, 2018